EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of employee benefits

	Year Ended December 31,
	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Wages, salaries and allowances	9,680	9,302	8,566	1,242
Housing funds (a)	331	415	215	31
Contribution to pension plans (a)	518	1,493	1,516	220
Welfare and other expenses	972	333	290	42
Less: employee benefit expenses capitalized into intangible assets-concession right	(89)	(47)	—	—
Total employee benefits	11,412	11,496	10,587	1,535

(a)	According to the Mainland China state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as to housing funds.